Shareholder Report	12 Months Ended
Feb. 28, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ETF Series Solutions
Entity Central Index Key	0001540305
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Colterpoint Net Lease Real Estate ETF
Shareholder Report [Line Items]
Fund Name	Colterpoint Net Lease Real Estate ETF
Class Name	Colterpoint Net Lease Real Estate ETF
Trading Symbol	NETL
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Colterpoint Net Lease Real Estate ETF (NETL) (the “Fund”) for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://netleaseetf.com/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://netleaseetf.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Colterpoint Net Lease Real Estate ETF	$64	0.60%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of the Colterpoint Net Lease Real Estate Index (the “Fund’s Index”), which is designed to track the net lease real estate sector of the U.S. equity market.  The Fund achieved a total return of 11.96% during the fiscal year ended February 28, 2026. This compares to the S&P 500® Index, a broad market index, which increased 16.99% over the same period. For indices focused on the real estate sector, the Fund’s Index increased 12.72% and the Dow Jones U.S. Real Estate Total Return Index increased 5.89% over the same period. The performance of the Fund during the current fiscal year was driven by the continued stabilization of interest rates and tempering of inflation expectations. For the fiscal year, the top three performers were Postal Realty Trust,  NETSTREIT Corp., and Global Net Lease, Inc. The three top detractors from Fund performance for the current fiscal year were Innovative Industrial Properties, Inc., Gladstone Commercial Corp., and Safehold, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (03/21/2019)
Colterpoint Net Lease Real Estate ETF NAV	11.96	4.76	5.62
S&P 500 TR	16.99	14.19	15.30
Fundamental Income Net Lease Real Estate TR Index	12.72	5.42	6.32
Dow Jones U.S. Real Estate Total Return Index	5.89	6.17	5.44

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://netleaseetf.com/ for more recent performance information.
Distribution of Capital [Text Block]
MANAGED DISTRIBUTIONS
The Fund seeks to maintain relatively stable monthly distributions.  As a result of such distribution strategy, the Fund’s distributions are expected to exceed its earnings and profits in some or all tax years, and consequently, all or a portion of the distributions made for a taxable year may be characterized as a return of capital to shareholders.

Net Assets	$ 47,483,014
Holdings Count | $ / shares	23
Advisory Fees Paid, Amount	$ 245,151
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$47,483,014
Number of Holdings	23
Net Advisory Fee	$245,151
Portfolio Turnover	14%
30-Day SEC Yield	5.24%
30-Day SEC Yield Unsubsidized	5.24%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top Holdings	(% of Net Assets)
Realty Income Corp.	8.4%
WP Carey, Inc.	8.0%
Agree Realty Corp.	7.7%
VICI Properties, Inc.	7.6%
STAG Industrial, Inc.	7.2%
Postal Realty Trust, Inc. - Class A	4.2%
Getty Realty Corp.	4.2%
Global Net Lease, Inc.	4.1%
EPR Properties	4.1%
NETSTREIT Corp.	4.1%
Sector Breakdown (% of Net Assets)

Updated Prospectus Web Address	https://netleaseetf.com/